Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	As of December 31, 2023 and 2022, intangible assets, net consisted of the following:
	December 31,	December 31,
	2023	2022
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(20,793)	(9,314)
Total intangible assets, net	44,007	55,486

Schedule of Amortization Amount of Intangible Asset	The following is an estimated, by fiscal years, of amortization amount of intangible asset,
Year ending December 31,
2024	11,480
2025	11,480
2026	11,480
2027	9,567
Total	44,007